[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08460
MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Global Opportunity Fund, Inc.

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

		Face
		Amount	Value
		(000)	(000)
DEBT INSTRUMENTS (94.6%)
Argentina (1.5%)
Sovereign (1.5%)
Republic of Argentina
5.83%, 12/31/33		$970	$407
8.28%, 12/31/33	(f)	20	19
Republic of Argentina (Linked Variable Rate)
87.96%, 4/10/49	(d)	280	115
			541
Bermuda (0.6%)
Corporate (0.6%)
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/15		115	119
9.61%, 1/15/12	(b)	80	82
			201
Brazil (8.0%)
Corporate (1.6%)
Banco ABN Amro Real S.A.
Zero Coupon, 7/21/06	(a)	180	219
15.86%, 12/13/07		450	213
Citigroup, Inc.
Zero Coupon, 5/18/09		150	150
			582
Sovereign (6.4%)
Federative Republic of Brazil
5.19%, 4/15/24	(b)	400	400
6.00%, 4/15/24	(b)	130	130
8.00%, 1/15/18		231	251
8.875%, 10/14/19 - 4/15/24		666	771
10.50%, 7/14/14		130	162
14.50%, 10/15/09		450	577
			2,291
			2,873
Bulgaria (0.9%)
Sovereign (0.9%)
Republic of Bulgaria (Registered)
8.25%, 1/15/15		261	306
Canada (3.1%)
Corporate (3.1%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		35	30
7.75%, 6/15/11		95	92
Canwest Media, Inc.
8.00%, 9/15/12		161	166
CHC Helicopter Corp.
7.375%, 5/1/14		195	200
Husky Oil Co.
8.90%, 8/15/28	(b)(g)	155	165
Jean Coutu Group, Inc.
7.625%, 8/1/12		35	34
8.50%, 8/1/14		105	97
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		100	95
Novelis, Inc.
7.50%, 2/15/15	(a)	160	155
Quebecor World Capital Corp.
8.75%, 3/15/16	(a)	55	54
			1,088
Chile (1.0%)
Corporate (1.0%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(a)	350	367

Colombia (1.2%)
Sovereign (1.2%)
Republic of Colombia
8.125%, 5/21/24		120		135
8.25%, 12/22/14		88		99
9.75%, 4/9/11		100		111
11.75%, 2/25/20		60		86
				431
Ecuador (0.5%)
Sovereign (0.5%)
Republic of Ecuador
9.00%, 8/15/30	(c)	190		192
France (0.3%)
Corporate (0.3%)
Compagnie Generale de Geophysique S.A.
7.50%, 5/15/15		40		41
Crown European Holdings S.A.
6.25%, 9/1/11		EUR	50	65
Rhodia S.A.
8.875%, 6/1/11	(a)	$1		1
				107
Germany (0.3%)
Corporate (0.3%)
Cognis Deutschland GmbH & Co. KG
7.23%, 11/15/13	(a)(b)	EUR	95	118
Indonesia (2.2%)
Corporate (2.2%)
Pindo Deli Finance Mauritius
Tranche A, 5.66%, 4/28/15	(a)(b)	$103		85
Tranche B, 5.66%, 4/28/18	(b)	291		170
Tranche C, 5.66%, 4/28/25	(a)(b)	587		150
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 5.66%, 4/28/15	(a)(b)	226		186
Tranche B, 5.66%, 4/28/18	(a)(b)	217		138
Tranche C, 5.66%, 4/28/27	(a)(b)	268		69
				798
Ireland (0.2%)
Corporate (0.2%)
JSG Funding plc
10.125%, 10/1/12		EUR	40	55
Ivory Coast (0.1%)
Sovereign (0.1%)
Republic of Ivory Coast
2.50%, 3/29/18	(d)	$180		46
Luxembourg (1.1%)
Corporate (1.1%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	(a)	EUR	145	200
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	(a)	50		67
Wind Acquisition Finance S.A.
10.75%, 12/1/15	(a)	$115		124
				391
Malaysia (0.9%)
Sovereign (0.9%)
Government of Malaysia
7.50%, 7/15/11		30		33
8.75%, 6/1/09		250		273
				306
Mexico (8.0%)
Corporate (4.4%)
AXtel S.A.
11.00%, 12/15/13		78		89
Pemex Project Funding Master Trust
6.21%, 6/15/10	(a)(b)	380		391
9.125%, 10/13/10		360		406
10.00%, 9/15/27	(a)	530		680
				1,566
Sovereign (3.6%)
Mexican Bonos
10.00%, 12/5/24		MXN	3,818	392
United Mexican States
8.125%, 12/30/19		$256		301

8.30%, 8/15/31			230	279
8.375%, 1/14/11			225	250
11.50%, 5/15/26			50	78
				1,300
				2,866
Nigeria (1.2%)
Sovereign (1.2%)
Central Bank of Nigeria
6.25%, 11/15/20	(c)		250	249
Central Bank of Nigeria Credit-Linked Treasury Bond
15.00%, 1/30/09			181	193
				442
Panama (1.2%)
Sovereign (1.2%)
Republic of Panama
7.125%, 1/29/26			150	154
9.375%, 4/1/29			150	191
9.625%, 2/8/11			66	76
				421
Peru (1.1%)
Sovereign (1.1%)
Republic of Peru
7.84%, 8/12/20		PEN	300	86
8.375%, 5/3/16		$90		98
8.75%, 11/21/33			80	90
9.875%, 2/6/15			100	118
				392
Philippines (6.0%)
Sovereign (6.0%)
Republic of Philippines
8.875%, 3/17/15			840	952
9.50%, 2/2/30			815	970
10.625%, 3/16/25			170	221
				2,143
Qatar (0.5%)
Sovereign (0.5%)
State of Qatar (Registered)
9.75%, 6/15/30			110	162
Russia (7.3%)
Corporate (1.0%)
Gaz Capital for Gazprom
8.625%, 4/28/34			290	358
Sovereign (6.3%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14			500	625
Russian Federation
5.00%, 3/31/30	(a)(c)		301	331
Russian Federation (Registered)
5.00%, 3/31/30	(a)		1	1
8.25%, 3/31/10			295	313
11.00%, 7/24/18			606	870
12.75%, 6/24/28			65	116
				2,256
				2,614
Trinidad (0.5%)
Corporate (0.5%)
National Gas of Trinidad & Tobago Ltd.
6.05%, 1/15/36	(a)		172	166
Tunisia (0.2%)
Sovereign (0.2%)
Banque Centrale de Tunisie
7.375%, 4/25/12			70	76
Turkey (2.9%)
Sovereign (2.9%)
Citigroup Global Markets Holdings, Inc.
(T Turkish Lira Index Linked)
Zero Coupon, 6/28/07	(a)		470	469
Republic of Turkey
11.00%, 1/14/13			250	315
11.50%, 1/23/12			200	251
				1,035

United Kingdom (0.0%)
Corporate (0.0%)
Esprit Telecom Group plc
11.00%, 6/15/08	(d)(e)(f)	EUR	233	@—
United States (40.2%)
Corporate (40.2%)
Advanstar Communications, Inc.
10.75%, 8/15/10		$20		22
AES Corp. (The)
8.875%, 2/15/11			9	10
9.00%, 5/15/15	(a)		100	109
9.375%, 9/15/10			16	18
Albertson’s, Inc.
7.25%, 5/1/13			95	94
7.50%, 2/15/11			40	41
Allied Waste North America
5.75%, 2/15/11	(a)		60	57
8.50%, 12/1/08	(g)		75	79
8.875%, 4/1/08	(g)		105	111
AMC Entertainment, Inc.
9.00%, 8/15/10	(b)		70	73
American Tower Corp.
7.125%, 10/15/12			80	84
7.50%, 5/1/12			75	79
AmerisourceBergen Corp.
5.625%, 9/15/12	(a)		145	143
Amsted Industries, Inc.
10.25%, 10/15/11	(a)(g)		190	210
ArvinMeritor, Inc.
8.75%, 3/1/12			45	45
Brown Shoe Co., Inc.
8.75%, 5/1/12			80	85
Buhrmann US, Inc.
7.875%, 3/1/15			40	41
8.25%, 7/1/14			100	104
CA FM Lease Trust
8.50%, 7/15/17	(a)		94	102
Cablevision Systems Corp.
9.62%, 4/1/09	(b)		155	163
Caesar’s Entertainment, Inc.
8.875%, 9/15/08			110	118
CCH I LLC
11.00%, 10/1/15			110	92
Chaparral Energy, Inc.
8.50%, 12/1/15	(a)		140	146
Chesapeake Energy Corp.
7.50%, 9/15/13			170	178
CMS Energy Corp.
7.50%, 1/15/09			95	98
Colorado Interstate Gas Co.
6.80%, 11/15/15	(a)		80	82
Community Health Systems, Inc.
6.50%, 12/15/12			80	78
Covalence Specialty Materials Corp.
10.25%, 3/1/16	(a)		105	111
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13	(a)		105	109
Delhaize America, Inc.
8.125%, 4/15/11	(g)		90	98
Dex Media East LLC
12.125%, 11/15/12			48	55
Dex Media West LLC
9.875%, 8/15/13			69	77
Echostar DBS Corp.
6.375%, 10/1/11			120	118
6.625%, 10/1/14			85	83
El Paso Production Holding Co.
7.75%, 6/1/13	(g)		135	141
Equistar Chemicals LP
10.125%, 9/1/08	(g)		110	117
10.625%, 5/1/11			55	60
Exodus Communications, Inc.

11.625%, 7/15/10	(d)(e)(f)	159	@—
Extendicare Health Services, Inc.
6.875%, 5/1/14	160	166
Fisher Scientific International, Inc.
6.125%, 7/1/15	85	83
Ford Motor Co.
7.45%, 7/16/31	120	90
Ford Motor Credit Co.
5.625%, 10/1/08	105	96
Foundation PA Coal Co.
7.25%, 8/1/14	35	36
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08	235	241
General Cable Corp.
9.50%, 11/15/10	45	49
General Motors Acceptance Corp.
4.375%, 12/10/07	115	107
6.875%, 9/15/11	55	51
General Motors Corp.
7.125%, 7/15/13	45	34
8.375%, 7/15/33	210	155
Goodman Global Holding Co., Inc.
7.49%, 6/15/12	(b)	30	31
Graham Packaging Co., Inc.
8.50%, 10/15/12	95	96
9.875%, 10/15/14	105	107
Graphic Packaging International Corp.
9.50%, 8/15/13	(g)	135	127
Hanover Compressor Co.
8.625%, 12/15/10	25	26
9.00%, 6/1/14	45	49
Hanover Equipment Trust
8.50%, 9/1/08	70	72
8.75%, 9/1/11	35	37
HCA, Inc.
6.30%, 10/1/12	(g)	55	54
7.58%, 9/15/25	65	63
7.69%, 6/15/25	25	25
8.75%, 9/1/10	90	98
Hexcel Corp.
6.75%, 2/1/15	90	90
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15	(a)	120	120
10.50%, 9/1/10	(a)	68	75
HMH Properties, Inc
7.875%, 8/1/08	4	4
Host Marriott LP
7.125%, 11/1/13	90	92
Houghton Mifflin Co.
8.25%, 2/1/11	50	52
9.875%, 2/1/13	140	151
Huntsman International LLC
10.125%, 7/1/09	(g)	92	95
Innophos Investments Holdings, Inc.
12.75%, 2/15/15	(b)	81	82
Innophos, Inc.
8.875%, 8/15/14	80	84
Interface, Inc.
7.30%, 4/1/08	25	26
9.50%, 2/1/14	90	93
10.375%, 2/1/10	30	33
Ipalco Enterprises, Inc.
8.625%, 11/14/11	30	33
Iron Mountain, Inc.
7.75%, 1/15/15	40	41
8.625%, 4/1/13	(g)	155	162
Isle of Capri Casinos, Inc.
7.00%, 3/1/14	175	174
Johnsondiversey, Inc.
9.625%, 5/15/12	(g)	125	129
9.625%, 5/15/12	EUR	25	31
K&F Acquisition, Inc.

7.75%, 11/15/14			$160	163
Koppers, Inc.
9.875%, 10/15/13			20	22
Las Vegas Sands Corp.
6.375%, 2/15/15			105	101
Levi Strauss & Co.
9.74%, 4/1/12	(b)		215	224
Lin Television Corp.
6.50%, 5/15/13			140	133
Linens ‘n Things, Inc.
10.365%, 1/15/14	(a)(b)		140	141
Magnum Hunter Resources, Inc.
9.60%, 3/15/12			42	45
Manitowoc Co., Inc. (The)
10.375%, 5/15/11		EUR	120	155
Massey Energy Co.
6.875%, 12/15/13	(a)		$175	172
MedCath Holdings Corp.
9.875%, 7/15/12			100	104
MGM Mirage
5.875%, 2/27/14			115	109
6.00%, 10/1/09			85	84
Michael Foods, Inc.
8.00%, 11/15/13			75	77
Millennium America, Inc.
9.25%, 6/15/08			70	71
Monongahela Power Co.
5.00%, 10/1/06	(g)		105	105
MSW Energy Holdings II LLC
7.375%, 9/1/10			85	88
MSW Energy Holdings LLC
8.50%, 9/1/10			20	21
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(d)(e)(f)		365	@—
Nalco Co.
7.75%, 11/15/11			70	71
8.875%, 11/15/13			100	104
Nebraska Book Co., Inc.
8.625%, 3/15/12			40	37
Nevada Power Co.
9.00%, 8/15/13	(g)		95	105
NMHG Holding Co.
10.00%, 5/15/09	(g)		170	178
Nortek, Inc.
8.50%, 9/1/14			130	133
Northwest Pipeline Corp.
8.125%, 3/1/10			20	21
Omnicare, Inc.
6.75%, 12/15/13			95	95
Ormat Funding Corp.
8.25%, 12/30/20			150	155
Owens-Illinois, Inc.
7.35%, 5/15/08			20	20
7.50%, 5/15/10	(g)		235	239
Oxford Industries, Inc.
8.875%, 6/1/11			45	47
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14			80	82
PanAmSat Corp.
9.00%, 8/15/14			17	18
PanAmSat Holding Corp.
6.935%, 11/1/14	(c)		175	127
Pemex Project Funding Master Trust
8.625%, 12/1/23			250	294
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12			135	136
Phillips-Van Heusen
7.25%, 2/15/11			100	102
Pilgrim’s Pride Corp.
9.25%, 11/15/13	(g)		105	106
9.625%, 9/15/11			205	215
Pliant Corp.

11.125%, 9/1/09	(d)		25	26
13.00%, 6/1/10	(d)		45	19
Pogo Producing Co.
6.875%, 10/1/17			115	114
Primedia, Inc.
8.875%, 5/15/11	(g)		105	103
Propex Fabrics, Inc.
10.00%, 12/1/12			80	76
PSEG Energy Holdings LLC
8.625%, 2/15/08			240	251
Qwest Communications International, Inc.
8.25%, 2/15/09	(b)(g)		90	92
Qwest Corp.
5.625%, 11/15/08			25	25
Renaissance Media Group LLC
10.00%, 4/15/08	(c)		45	45
Residential Capital Corp
6.375%, 6/30/10			95	96
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(d)(e)(f)		570	@—
14.00%, 2/15/10	(d)(e)(f)		179	@—
Rite Aid Corp.
8.125%, 5/1/10			85	87
RJ Reynolds Tobacco Holdings, Inc.
6.50%, 7/15/10			200	202
Rockwood Specialties Group, Inc.
7.625%, 11/15/14		EUR	50	63
10.625%, 5/15/11		$80		88
Rural Cellular Corp.
9.41%, 3/15/10	(b)		55	57
SBA Communications Corp.
8.50%, 12/1/12			49	55
SBA Telecommunications, Inc./SBA Communications Corp.
2.50%, 12/15/11	(c)		95	91
Smithfield Foods, Inc.
7.00%, 8/1/11	(g)		230	230
7.625%, 2/15/08	(g)		50	51
8.00%, 10/15/09			50	52
Sonic Automotive, Inc.
8.625%, 8/15/13	(g)		230	231
Southern Natural Gas Co.
8.875%, 3/15/10			45	48
Spectrum Brands, Inc.
7.375%, 2/1/15			15	13
Station Casinos, Inc.
6.00%, 4/1/12			180	178
SunGard Data Systems, Inc.
9.125%, 8/15/13	(a)		95	101
9.43%, 8/15/13	(a)(b)		5	5
Technical Olympic USA, Inc.
9.00%, 7/1/10			50	52
10.375%, 7/1/12			45	46
Tempur-Pedic, Inc. & Tempur Production USA, Inc.
10.25%, 8/15/10			72	78
Tenet Healthcare Corp.
7.375%, 2/1/13			45	41
9.875%, 7/1/14			45	46
TRW Automotive, Inc.
9.375%, 2/15/13	(g)		102	111
UbiquiTel Operating Co.
9.875%, 3/1/11			100	110
UCAR Finance, Inc.
10.25%, 2/15/12			90	97
Vintage Petroleum, Inc.
7.875%, 5/15/11			125	130
Warner Chilcott Corp.
8.75%, 2/1/15	(a)		95	95
Westlake Chemical Corp
6.625%, 1/15/16			80	80
Williams Cos., Inc.
7.875%, 9/1/21			90	97
				14,373

Venezuela (3.6%)
Sovereign (3.6%)
Republic of Venezuela
8.50%, 10/8/14		120	135
9.375%, 1/13/34		542	694
10.75%, 9/19/13		370	462
			1,291
TOTAL DEBT INSTRUMENTS (Cost $33,160)			33,801

		Shares
COMMON STOCKS (0.0%)
United Kingdom (0.0%)
Viatel Holding Bermuda Ltd.	(i)	290	@—
United States (0.0%)
Paxson Communications Corp.	(i)	41,954	4
PNM Resources, Inc.		46	1
XO Holdings, Inc.	(i)	279	1
			6
TOTAL COMMON STOCKS (Cost $381)			6

		No. of
		Warrants
WARRANTS (0.6%)
Argentina (0.3%)
Republic of Argentina
Zero Coupon, 12/15/35		2,878	86
Zero Coupon, 12/15/35	(f)	57	5
			91
Mexico (0.0%)
United Mexican States
expiring 9/1/06	(i)	200	16
Nigeria (0.2%)
Central Bank of Nigeria, expiring 11/15/20	(b)	500	73
United States (0.0%)
SW Acquisition LP, expiring 4/1/20	(a)(e)(f)(i)	220	@—
XO Holdings, Inc., Series A, expiring 1/16/10	(i)	559	@—
XO Holdings, Inc., Series B, expiring 1/16/10	(i)	438	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(i)	438	@—
			@—
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	(b)	950	32
TOTAL WARRANTS Cost $56)			212

		No. of
		Contracts
CALL OPTIONS PURCHASED (0.0%)
Brazil (0.0%)
Federative Republic of Brazil
5/06 @ $2.164 (Cost $6)		197,830	6

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (4.8%)
United States (4.8%)
Repurchase Agreement (4.8%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06 repurchase price $1,702 (Cost $1,701)	(h)	$1,701	1,701
TOTAL INVESTMENTS+ (100.0%) Cost $35,304)			35,726
LIABILITIES IN EXCESS OF OTHER ASSETS			(2,178)
NET ASSETS			$33,548

(a)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2006.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(d)	Security is in default.
(e)	Security has been deemed illiquid — At March 31, 2006.

(f)	Security was valued at fair value — At March 31, 2006, the Fund held $24,000 of fair valued securities, representing 0.07% of net assets.
(g)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2006.
(h)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3 .60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(i)	Non-income producing security.
(j)	Covered call option contracts written in connection with securities held.
@	Face Amount/Value is less than $500.
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $35,304,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $422,000,000 of which $2,260,000 related to appreciated securities and $1,838,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	(Depreciation) (000)
EUR	19	$23	06/27/06	USD	23	$23	$ @—
EUR	74	90	06/27/06	USD	89	89	(1)
EUR	505	615	06/27/06	USD	609	609	(6)
		$728				$721	$(7)

USD -     United States Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of Contracts	Value (000)	Expiration Date	(Depreciation) (000)
Short:
2 Year U.S.
Treasury Note	17	$3,466	Jun-06	$6

Written Option Contracts:

The Fund had the following written option contract(s) open at period end:

		Number of Contracts	Value (000)	Expiration Date

CALL OPTIONS WRITTEN (0.0%)
Brazil (0.0%)
Federative Republic of Brazil
Strike price $2.30 (Cost $6)	(i)(j)	535,730	$(5)	May-06

	Number of Contracts	Total Premiums Received (000)
Options Outstanding - 12/31/05	—	$—
Options Written	535,730	6
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Options Outstanding - 3/31/06	535,730	$6

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006